Schedule of Reconciliation of Federal Statutory Rate to Total Effective Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected benefit at statutory federal tax rate	$ (974,329)	$ (979,527)
Permanent differences – net	(859,515)
State and local taxes, net of federal tax benefit	(265,607)	(311,373)
Other	(21,965)	(57,563)
Change in valuation allowance	2,121,416	1,348,463
Income tax Expense (Benefit) Total